INCOME TAXES - Components of the Provision for the Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Current income tax expense (recovery):
Current year	$ 30.4	$ 8.6
Prior years' tax adjustments	3.1	(15.0)
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(4.1)	(5.2)
Change in income tax rates	(6.6)	(0.8)
Origination and reversal of temporary differences	(19.2)	(27.3)
Income tax expense (recovery)	$ 3.6	$ (39.7)